Right-of-use asset (Tables)	12 Months Ended
Dec. 31, 2020
Right-of-use asset
Summary of right-of-use asset

Figures in million - SA rand	Notes	2020	2019	2018
Balance at beginning of the year		360.9	-	-
Impact of adopting IFRS 16 on 1 January 2019		-	302.0	-
Additions and modifications		65.6	43.6	-
Right-of-use assets acquired on acquisition of subsidiaries (Lonmin acquisition)	16.1	-	133.3	-
Depreciation		(124.4)	(111.7)	-
Transfers and other movements		(7.6)	(5.7)	-
Foreign currency translation		1.1	(0.6)	-
Balance at end of the year		295.6	360.9	-